Securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Sales of securities available for sale
Proceeds	$ 28,059	$ 39,873
Gross gains	526	687
Gross losses	$ (152)	$ (60)